Employee Benefit Plans - Fair Value of Plan Assets (Details) - Defined Benefit Plans - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Fair Value Measurements of Plan Assets Using Significant Unobservable Inputs (Level 3)
Fair value of plan assets at beginning of year	$ 1,055	$ 934
Fair value of plan assets at end of year	$ 1,028	$ 1,055
Target allocation (percent)	100.00%
Allocation (percent)	100.00%	100.00%
Recurring basis
Fair Value Measurements of Plan Assets Using Significant Unobservable Inputs (Level 3)
Fair value of plan assets at beginning of year	$ 1,055
Fair value of plan assets at end of year	1,028	$ 1,055
Recurring basis | Fair Value Amounts Using Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair Value Measurements of Plan Assets Using Significant Unobservable Inputs (Level 3)
Fair value of plan assets at beginning of year	241
Fair value of plan assets at end of year	66	241
Recurring basis | Significant Other Observable Inputs (Level 2)
Fair Value Measurements of Plan Assets Using Significant Unobservable Inputs (Level 3)
Fair value of plan assets at beginning of year	779
Fair value of plan assets at end of year	930	779
Recurring basis | Significant Unobservable Inputs (Level 3)
Fair Value Measurements of Plan Assets Using Significant Unobservable Inputs (Level 3)
Fair value of plan assets at beginning of year	35
Fair value of plan assets at end of year	$ 32	$ 35
Equities
Fair Value Measurements of Plan Assets Using Significant Unobservable Inputs (Level 3)
Target allocation (percent)	4.00%
Allocation (percent)	4.00%	21.00%
Equities | Recurring basis
Fair Value Measurements of Plan Assets Using Significant Unobservable Inputs (Level 3)
Fair value of plan assets at beginning of year	$ 218
Fair value of plan assets at end of year	42	$ 218
Equities | Recurring basis | Fair Value Amounts Using Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair Value Measurements of Plan Assets Using Significant Unobservable Inputs (Level 3)
Fair value of plan assets at beginning of year	198
Fair value of plan assets at end of year	15	198
Equities | Recurring basis | Significant Other Observable Inputs (Level 2)
Fair Value Measurements of Plan Assets Using Significant Unobservable Inputs (Level 3)
Fair value of plan assets at beginning of year	20
Fair value of plan assets at end of year	27	20
Equities | Recurring basis | Significant Unobservable Inputs (Level 3)
Fair Value Measurements of Plan Assets Using Significant Unobservable Inputs (Level 3)
Fair value of plan assets at beginning of year	0
Fair value of plan assets at end of year	$ 0	$ 0
Fixed income
Fair Value Measurements of Plan Assets Using Significant Unobservable Inputs (Level 3)
Target allocation (percent)	89.00%
Allocation (percent)	89.00%	71.00%
Fixed income | Recurring basis
Fair Value Measurements of Plan Assets Using Significant Unobservable Inputs (Level 3)
Fair value of plan assets at beginning of year	$ 781
Fair value of plan assets at end of year	919	$ 781
Fixed income | Recurring basis | Fair Value Amounts Using Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair Value Measurements of Plan Assets Using Significant Unobservable Inputs (Level 3)
Fair value of plan assets at beginning of year	25
Fair value of plan assets at end of year	26	25
Fixed income | Recurring basis | Significant Other Observable Inputs (Level 2)
Fair Value Measurements of Plan Assets Using Significant Unobservable Inputs (Level 3)
Fair value of plan assets at beginning of year	749
Fair value of plan assets at end of year	886	749
Fixed income | Recurring basis | Significant Unobservable Inputs (Level 3)
Fair Value Measurements of Plan Assets Using Significant Unobservable Inputs (Level 3)
Fair value of plan assets at beginning of year	7	7
Return on pension plan assets	0	0
Purchases, sales and settlements	0	0
Transfers (out of) into Level 3	0	0
Fair value of plan assets at end of year	$ 7	$ 7
Real estate/other
Fair Value Measurements of Plan Assets Using Significant Unobservable Inputs (Level 3)
Target allocation (percent)	4.00%
Allocation (percent)	4.00%	1.00%
Real estate/other | Recurring basis
Fair Value Measurements of Plan Assets Using Significant Unobservable Inputs (Level 3)
Fair value of plan assets at beginning of year	$ 38
Fair value of plan assets at end of year	42	$ 38
Real estate/other | Recurring basis | Fair Value Amounts Using Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair Value Measurements of Plan Assets Using Significant Unobservable Inputs (Level 3)
Fair value of plan assets at beginning of year	0
Fair value of plan assets at end of year	0	0
Real estate/other | Recurring basis | Significant Other Observable Inputs (Level 2)
Fair Value Measurements of Plan Assets Using Significant Unobservable Inputs (Level 3)
Fair value of plan assets at beginning of year	10
Fair value of plan assets at end of year	17	10
Real estate/other | Recurring basis | Significant Unobservable Inputs (Level 3)
Fair Value Measurements of Plan Assets Using Significant Unobservable Inputs (Level 3)
Fair value of plan assets at beginning of year	28	26
Return on pension plan assets	(1)	2
Purchases, sales and settlements	(2)	0
Transfers (out of) into Level 3	0	0
Fair value of plan assets at end of year	25	28
Cash and cash equivalents | Recurring basis
Fair Value Measurements of Plan Assets Using Significant Unobservable Inputs (Level 3)
Fair value of plan assets at beginning of year	18
Fair value of plan assets at end of year	25	18
Cash and cash equivalents | Recurring basis | Fair Value Amounts Using Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair Value Measurements of Plan Assets Using Significant Unobservable Inputs (Level 3)
Fair value of plan assets at beginning of year	18
Fair value of plan assets at end of year	25	18
Cash and cash equivalents | Recurring basis | Significant Other Observable Inputs (Level 2)
Fair Value Measurements of Plan Assets Using Significant Unobservable Inputs (Level 3)
Fair value of plan assets at beginning of year	0
Fair value of plan assets at end of year	0	0
Cash and cash equivalents | Recurring basis | Significant Unobservable Inputs (Level 3)
Fair Value Measurements of Plan Assets Using Significant Unobservable Inputs (Level 3)
Fair value of plan assets at beginning of year	0
Fair value of plan assets at end of year	$ 0	$ 0
Cash
Fair Value Measurements of Plan Assets Using Significant Unobservable Inputs (Level 3)
Target allocation (percent)	3.00%
Allocation (percent)	3.00%	7.00%